Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Information Related to VIE's
The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Current assets	160,889,349	174,366,164
Non-current assets	287,409	247,753
Total assets	161,176,758	174,613,917

Current liabilities	132,170,781	151,609,433
Non-current liabilities	-	-

Total liabilities	132,170,781	151,609,433

The financial performance and cash flows of the VIE are as follows:

	Year ended December 31, 2017	Year ended December 31, 2018
	US$	US$
Revenue	-	-
Cost of revenue	-	-
Net loss	(7,266,337)	(4,786,363)
Net cash used in operating activities	(18,569,850)	(8,804,491)
Net cash used in investing activities	-	-
Net cash provided/(used in) by financing activities	(13,688,554)	8,949,715

Disaggregation of Revenue
For the years ended December 31, 2017 and 2018, revenue is recognized and disaggregated by major source as below:

	2017 US$	2018 US$
Real estate sales	1,924,560,806	2,139,370,792
Real estate management services income	41,738,319	63,447,420
Other revenue	1,875,307	5,148,101
Revenue from contracts with customers	1,968,174,432	2,207,966,313

Real estate lease income	8,732,799	9,584,972

Total revenue	1,976,907,231	2,217,551,285

Contract with Customer, Asset and Liability
The following table presents the Group’s contract balances as of December 31, 2018 and January 1, 2018 as adjusted:

	December 31,2018	January 1,2018

Contract assets	21,779,221	15,575,829
Customer deposits (note 13)	1,921,851,255	2,040,385,658

Schedule of Retained Earnings Adjustments for Adopting ASC 606
	Reference	As previously reported at December 31, 2017	Effects of the adoption of ASC606	As adjusted at January 1, 2018
Consolidated balance sheet
Real estate properties development completed	(a)	840,393,193	35,131,913	875,525,106
Real estate properties under development	(a)	1,996,000,653	1,176,119,731	3,172,120,384
Other current assets	(a),(b)	2,233,818,635	(61,184,518)	2,172,634,117
Contract assets	(c)	-	15,575,829	15,575,829
Other non-current assets	(d)	1,314,221,789	68,159,350	1,382,381,139
Customer deposits	(a)	438,341,713	1,602,043,945	2,040,385,658
Other current liabilities	(a)	3,236,477,785	(17,664,865)	3,218,812,920
Total non-current liabilities	(d)	1,652,601,646	(35,343,873)	1,617,257,773
Total equity	(a),(b),(c),(d)	1,057,013,126	(315,232,902)	741,780,224

The following table summarizes the impact of adopting ASC 606 on each financial statement line item as of and for the year ended December 31, 2018. The adoption of ASC 606 did not have a material impact to the Group’s operating, investing and financing cash flows:

		December 31, 2018
	Reference	Amounts without adoption of ASC606	Effects of adoption of ASC606	Amounts as reported
Consolidated balance sheet
Real estate properties development completed	(a)	561,058,497	71,301,194	632,359,691
Real estate properties under development	(a)	3,150,851,667	917,864,641	4,068,716,308
Other current assets	(a),(b)	1,982,473,950	7,671,716	1,990,145,666
Contract assets	(c)	-	21,779,221	21,779,221
Other non-current assets	(d)	1,295,436,169	25,275,617	1,320,711,786
Customer deposits	(a)	703,228,589	1,218,622,666	1,921,851,255
Other current liabilities	(a)	3,176,321,924	(28,304,396)	3,148,017,528
Total non-current liabilities	(d)	2,232,067,849	(13,869,109)	2,218,198,740
Total equity	(a),(b),(c),(d)	878,201,921	(132,556,772)	745,645,149

Consolidated statement of comprehensive income
Revenue	(a),(b)	1,896,940,997	320,610,288	2,217,551,285
Cost of revenue	(a)	(1,499,457,049)	(102,615,934)	(1,602,072,983)
Selling and distribution expenses	(c)	(90,805,960)	7,214,309	(83,591,651)
General and administrative expenses	(b)	(155,805,869)	(650,301)	(156,456,170)
Income taxes	(d)	(93,887,973)	(50,559,274)	(144,447,247)
Net income/(loss)		(68,047,068)	173,999,088	105,952,020

(a)Real estate sales

A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion (“POC”) method. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include a specific term on enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. For contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the customer.

(b)Real estate management services income

Upon adopting ASC 606,
the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group recognized the cumulative impact by increasing accounts receivable, accumulated other comprehensive income and retained earnings by US$5.5 million, US$0.1 million and US$4.0 million, respectively, as of January 1, 2018.

As of December 31, 2018, the effect of adopting ASC 606 increased accounts receivable, general and administrative expenses, revenue and retained earnings by
US$6.8 million, US$0.7 million US$1.9 million and US$5.2
million, respectively, and decreased accumulated other comprehensive income by US$0.1 million.

(c)Incremental cost to obtain a contract

Under ASC 606, the Group recognizes incremental costs of obtaining real estate sales, such as sales commissions, as an asset instead of expensing as incurred under the legacy guidance. Therefore, upon adoption of ASC 606, contract assets, accumulated other comprehensive income and retained earnings increased by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of January 1, 2018.

As of December 31, 2018, the effect of adopting ASC 606 increased contract assets and retained earnings by US$21.8 million and US$18.5 million, respectively, and decreased selling and distribution expenses and accumulated other comprehensive income by US$7.2 million and US$0.4 million.

(d)Income taxes

The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon the adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, and decreased deferred tax liabilities by US$35.3 million as of January 1, 2018. And the effect of adopting ASC 606 increased deferred tax assets by
US$25.3 million, decreased
deferred tax liabilities by US$13.9 million, and
 increased
income taxes by US$50.6
million as of December 31, 2018.

Schedule Of Useful Lives	Estimated useful lives of the assets are as follows:

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20-60 years

Schedule Of Interest Expense
As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2016, 2017 and 2018, was as follows:

	2016	2017	2018
	US$	US$	US$
Amortization of issuance cost related to other long term debt	9,371,957	4,384,801	8,624,334
Interest expense related to capital leases	2,055,995	1,705,739	1,385,292
Interest on borrowings	196,243,562	197,410,532	271,831,465

Total interest costs	207,671,514	203,501,072	281,841,091
Total interest costs capitalized	(177,814,682)	(137,347,632)	(182,595,395)

Interest expense, net	29,856,832	66,153,440	99,245,696

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of Information Related to VIE's
The carrying amounts and classifications of the assets and liabilities of Yuzhouyun are as follows:

December 31, 2018
US$
Current assets	5,775,479
Non-current assets	3,557,562
Total assets	9,333,041

Current liabilities	11,808,683
Non-current liabilities	-

Total liabilities	11,808,683

The financial performance and cash flows of Yuzhouyun are as follows:

Year ended December 31, 2018
US$
Revenue	7,991,038
Cost of revenue	(1,559,129)
Net loss	(1,929,266)
Net cash used in operating activities	519,050
Net cash used in investing activities	(255,509)
Net cash provided/(used in) by financing activities	-